Nature and extent of risk arising from financial instruments (Details) - CAD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Commitments - operational
Accrued wages and other expenses		$ 2,801	$ 2,072
Debentures and convertible debentures(1) (note 14, 15)		44,039	$ 42,156	[1]
2020 [Member]
Commitments - operational
Lease payments		1,455
Trade payables		7,128
Accrued wages and other expenses		4,126
Interest - Credit Facilities (note 13)		7,959
Interest - Debentures (note 14, 15)		6,464
Purchase obligations		2,111
Total commitments - operational		29,243
Credit Facility - Other (note 13)
Debentures and convertible debentures(1) (note 14, 15)		12,373
Total commitments - principal repayments		12,373
Commitments - extinguished subsequent to year end
Credit Facility - Liquid (2) (note 13)	[2]	29,255
Total contractual obligations		70,871
2021 [Member]
Commitments - operational
Lease payments		1,481
Trade payables
Accrued wages and other expenses
Interest - Credit Facilities (note 13)		6,813
Interest - Debentures (note 14, 15)		5,938
Purchase obligations
Total commitments - operational		14,232
Credit Facility - Other (note 13)
Debentures and convertible debentures(1) (note 14, 15)
Total commitments - principal repayments
Commitments - extinguished subsequent to year end
Credit Facility - Liquid (2) (note 13)
Total contractual obligations		14,232
2022 [Member]
Commitments - operational
Lease payments		1,370
Trade payables
Accrued wages and other expenses
Interest - Credit Facilities (note 13)		3,407
Interest - Debentures (note 14, 15)		2,969
Purchase obligations
Total commitments - operational		7,746
Credit Facility - Other (note 13)		47,248
Debentures and convertible debentures(1) (note 14, 15)		43,496
Total commitments - principal repayments		90,744
Commitments - extinguished subsequent to year end
Credit Facility - Liquid (2) (note 13)
Total contractual obligations		98,490
2023 [Member]
Commitments - operational
Lease payments		1,355
Trade payables
Accrued wages and other expenses
Interest - Credit Facilities (note 13)
Interest - Debentures (note 14, 15)
Purchase obligations
Total commitments - operational		1,355
Credit Facility - Other (note 13)
Debentures and convertible debentures(1) (note 14, 15)
Total commitments - principal repayments
Commitments - extinguished subsequent to year end
Credit Facility - Liquid (2) (note 13)
Total contractual obligations		1,355
2024 [Member]
Commitments - operational
Lease payments		1,274
Trade payables
Accrued wages and other expenses
Interest - Credit Facilities (note 13)
Interest - Debentures (note 14, 15)
Purchase obligations
Total commitments - operational		1,274
Credit Facility - Other (note 13)
Debentures and convertible debentures(1) (note 14, 15)
Total commitments - principal repayments
Commitments - extinguished subsequent to year end
Credit Facility - Liquid (2) (note 13)
Total contractual obligations		1,274
Thereafter [Member]
Commitments - operational
Lease payments		3,881
Trade payables
Accrued wages and other expenses
Interest - Credit Facilities (note 13)
Interest - Debentures (note 14, 15)
Purchase obligations
Total commitments - operational		3,881
Credit Facility - Other (note 13)
Debentures and convertible debentures(1) (note 14, 15)
Total commitments - principal repayments
Commitments - extinguished subsequent to year end
Credit Facility - Liquid (2) (note 13)
Total contractual obligations		$ 3,881

[1]	The consolidated statement of Financial position as at December 31, 2019 reflects the adoption of IFRS 16 on January 1, 2019. The comparative information has not been restated.
[2]	Credit facility liquid was extinguished subsequent to year ended December 31, 2019. Refer to note 26 for more details.